CONTRACTUAL TRANSMISSION ASSETS	12 Months Ended
Dec. 31, 2021
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 17 - CONTRACTUAL TRANSMISSION ASSETS

The transmission concessions of the Company and its subsidiaries are classified according to the contractual asset model, according to IFRS 15 - Revenue from Contract with Client.

The contract asset arises as the concessionaire satisfies its obligation to construct and the transmission infrastructure and the revenue are recognized over the construction period, with the receipt of the cash flow conditional on the satisfaction of the performance obligation of operation and maintenance.

The balance of contractual assets corresponds to the present values of the performance obligations concluded and not yet invoiced obligations by the grantor. The discount rates used, which are established at the beginning of each project, are approximately and average 8.07% per year for the renewed contracts and 7.66% for those awarded.

The performance bond amounts are constituted by the construction costs plus the margins defined by the Company at the beginning of the projects, adjusted annually according to the efficiency or inefficiency in the execution of the electric energy transmission projects.

In 2021, the Company reached a construction margin of 16.98%, with transmission construction revenue of R$ 1,535,840 and a construction cost of R$ 1,312,861.

The contract balances are substantially adjusted by the IPCA, except for contracts 004/2004, 010/2005, 005/2005, 006/2005, and 034/200 which are adjusted by the IGPM.

Operation and maintenance revenues do not compose the balance of the contractual asset. They are recorded at the same time that the RAPs are billed by the government, therefore, as the financial realization arising from the fulfillment of the operation and maintenance obligation depends only on the time, these rights are recorded in the customer account, as determined by IFRS 9 – Financial Instruments.

The changes in these assets for the fiscal years ended December 31, 2021, and 2020 are as follows:

						Amazonas
	Furnas	Chesf	Eletronorte	CGT Eletrosul (a)	Eletrosul (a)	GT (b)	Total
Balance on December 31, 2019	21,097,461	14,970,373	9,157,650	—	4,088,251	195,488	49,509,223
Incorporation	—	—	204,980	4,088,251	(4,088,251)	(204,980)	—
Construction Revenue	253,938	326,476	71,871	125,917	—	—	778,202
Financial income	2,186,759	970,400	797,024	324,937	—	2,593	4,281,713
Monetary updates	576,064	469,441	417,313	281,683	—	—	1,744,501
Regulatory remeasurements - Transmission	2,104,183	476,529	971,325	676,301	—	—	4,228,338
Amortization	(4,174,036)	(2,736,095)	(1,527,371)	(722,850)	—	6,899	(9,153,453)
Balance on December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	—	—	51,388,524
Acquisition of investee control (c)	—	—	—	1,022,102	—	—	1,022,102
Construction Revenue	764,804	519,125	116,786	135,125	—	—	1,535,840
Financial income	1,831,758	1,252,513	799,995	623,172	—	—	4,507,438
Monetary updates	2,406,815	1,669,778	1,036,480	326,115	—	—	5,439,188
Regulatory remeasurements - Transmission	1,364,564	2,942,521	312,819	238,840	—	—	4,858,744
Write-offs and Transfers (d)	—	—	(241,241)	(53,240)	—	—	(294,481)
Amortization	(3,917,892)	(2,732,905)	(1,510,376)	(781,214)	—	—	(8,942,387)
Balance on December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	—	—	59,514,968

(a) CGTEE absorbed Eletrosul and altered its corporate name to CGT Eletrosul in 2020;

(b)The subsidiary Eletronorte acquired the shares of Amazonas GT in 2020. After that, in July 2021, the merger took place;

(c)In 2021, the acquisition was made of 100% control of TSLE by CGT Eletrosul; and

(d)	The write-off refers, primarily, to the ending of the concession transmission contract for the absorbed Amazonas GT, which was indemnified with the value of R$ 239,300.

In 2020, through resolution No. 2,725/2021, the ANEEL established the new RAP for the 2020-2021 cycle, including the revenues corresponding to the Periodic Tariff Review (RTP) of 21 of the Company’s concessions. Therefore, considering the new annual revenues allowed for the contracts that bear RTP, the Company measured and recorded the effects arising from this review for R$ 4,228,338 in revenue in 2020.

In 2021, the contractual transmission asset went up significantly due primarily to the increase in financial revenue, driven by the rise in inflation indices, the increase in construction revenue in the period, and the remeasure of the concession asset related to RBSE.

The increase in construction revenue in 2021 is due mainly to the re-estimation of the evolution of transmission projects underway and ANEEL’s authorizations made in the period of RAPs for completed transmission projects.

The variation in the assets related to RBSE was due basically, to the following:

a)

Reprofiling of RBSE’s financial component, approved by ANEEL in April 2021. The decision resulted in a reduction in the curve of payments related to the periodic revision of the RAPs associated with the transmission facilities for the cycles 2021/2022 and 2022/2023 and the increase in the payment flow in cycles after 2023, extending such installments until 2027/2028 the cycle, preserving, however, the remuneration by the cost of equity – RBSE’s Ke.

b)

Complementary Recognition of the cost of equity – Ke. In 2020, ANEEL ratified only the adjustment by the IPCA of unpaid RBSE values between 2017 and 2020, resulting from ABRACE’S preliminary injunction. With regard to the 2021/2022 cycle, acquiescing to a request from transmission companies, ANEEL recognized, in addition to the IPCA adjustment, the remuneration of this amount by the Ke; and

c)

Conclusion of the inspection of the report of appraisal for the Regulatory Remuneration Basis (BRR) of the Contract No. 061/2011 from Chesf. As a result, the definitive values of the Periodic Revision for the 2018/2023 cycle of the Allowed Annual Revenue (RAP) were ratified through the publication of Confirming Resolution No. 2,935/2021.

RBSE flows not discounted by receipts before the reprofiling, complementary recognition of Ke, and Chesf’s inspection are as follows:

a)	Before reprofiling:

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
21-22	596,864	2,878,312	1,377,853	4,454,977	9,308,006
22-23	596,864	2,878,312	1,377,853	4,454,977	9,308,006
23-24	371,405	1,435,953	886,948	3,346,026	6,040,332
24-25	371,405	1,435,953	886,948	3,346,026	6,040,332
25-26	58,220	—	217,539	1,037,805	1,313,564
26-27	58,220	—	217,539	1,037,805	1,313,564
27-28	58,220	—	217,539	1,037,805	1,313,564
Total	2,111,198	8,628,530	5,182,219	18,715,421	34,637,368

b)	After reprofiling:

Cycles	CGT Eletrosul	Chesf	Eletronorte	Furnas	Total
21-22	348,483	1,730,040	840,549	2,590,286	5,509,358
22-23	402,467	1,976,338	955,493	2,984,048	6,318,346
23-24	429,533	2,301,922	1,010,851	3,770,926	7,513,232
24-25	429,533	2,301,922	1,010,851	3,770,926	7,513,232
25-26	429,533	2,301,922	1,010,851	3,770,926	7,513,232
26-27	429,533	2,301,922	1,010,851	3,770,926	7,513,232
27-28	429,533	2,301,922	1,010,851	3,770,926	7,513,232
Total	2,898,615	15,215,988	6,850,297	24,428,964	49,393,864

The changes in the flows of receivables from RBSE impacted the Company’s results by R$4,858,744. In addition to the RBSE values, in July 2021 the ANEEL, through Resolution No. 2,895/2021, approved the values of the RAPs for the 2021/2022 cycle as follows:

Eletrobras’ Companies	Approved RAPs
Chesf	1,675,244
CGT Eletrosul	877,862
Eletronorte	1,311,073
Furnas	1,800,862
Total	5,665,041

Accounting Policy

According to the Concession Contracts, the Company is responsible for transporting the energy from the generation centers to the distribution points. To fulfill this responsibility, the transmission company has two distinct performance obligations: (i) to build; and (ii) to maintain and operate the transmission infrastructure.

By fulfilling these performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives RAP, for the duration of the contract. The RAP received in an accounting period remunerates the activity of operation and maintenance and amortizes investments made in this transmission infrastructure. When provided for in the concession contract, the transmission company has the right to receive indemnity for eventual non-depreciated/non-amortized investments at the end of the contract.

The right to receive considerations originated by the execution of construction, operation, and maintenance activities does not depend only on the time, but on the full availability of the transmission structure, as previously mentioned. In that way, the considerations from the Company’s transmission concessions are classified as contractual assets.

The main assumptions for measuring the transmission contractual assets are summarized below:

a)	RAP revenue forecasted;
b)	Depreciation rate considered in the concession contract;
c)	Provision of indemnity in case of a potential residual balance after the end of the contractual concession period;
d)	Construction costs projection;
e)	Operation and maintenance costs projection;
f)	Implicit discount rate obtained after the projection of the flow of construction, operation, and maintenance, the pricing of margins and the projection of the flow of receivables (RAPs + Indemnity) at the moment of the contractual execution;
g)	Margin identification. The margins identified reflect the strategy defined by the Company for each concession, and vary according to various business factors; and
h)	Variable Portion – PV, utilized as a risk criterion on the formation of margins considered on the pricing for construction, operation, and maintenance activities.